Supplemental Disclosures (Schedule Of Cash Paid For Interest And Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Supplemental Disclosures [Abstract]
Interest	$ 385,238	$ 412,460
Income taxes	$ 13,175	$ 18,935